Subsequent Events (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Subscriptions		$ 7,581,944	$ 7,363,758	$ 15,943,648
Redemptions		$ 29,042,462	$ 40,393,550	$ 33,810,970
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscriptions	$ 2,796,855
Redemptions	$ 3,375,150